Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of September 30, 2018		As of December 31, 2017
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Available-for-Sale
Obligations of states and political subdivisions	$ 208,327,267	$ 203,281,750	$ 187,508,758	$ 193,601,243
Mutual funds	-	-	10,261,379	10,508,953
Corporate securities	130,316	392,430	130,316	457,835
	$ 208,457,583	$ 203,674,180	$ 197,900,453	$ 204,568,031

Held to Maturity
Obligations of states and political subdivisions	$ 1,824,007	$ 1,802,138	$ 5,010,190	$ 5,015,313